UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

  /s/ Scott Warner Griswold     Newport Beach, CA     April 22, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $89,914 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACADIA RLTY TR                 COM SH BEN INT   004239109     1718    96200 SH       SOLE                    96200        0        0
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     1656    24500 SH       SOLE                    24500        0        0
AMB PROPERTY CORP              COM              00163T109     5050   185400 SH       SOLE                   185400        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100      622    22500 SH       SOLE                    22500        0        0
ASSOCIATED ESTATES RLTY CORP   COM              045604105      458    33200 SH       SOLE                    33200        0        0
AVALONBAY CMNTYS INC           COM              053484101    10552   122200 SH       SOLE                   122200        0        0
BOSTON PROPERTIES INC          COM              101121101     7793   103300 SH       SOLE                   103300        0        0
COLONIAL PPTYS TR              COM SH BEN INT   195872106     1439   111700 SH       SOLE                   111700        0        0
COUSINS PPTYS INC              COM              222795106      538    64744 SH       SOLE                    64744        0        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     7988   656400 SH       SOLE                   656400        0        0
DOUGLAS EMMETT INC             COM              25960P109     1523    99100 SH       SOLE                    99100        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      679    12600 SH       SOLE                    12600        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     2918   230100 SH       SOLE                   230100        0        0
HCP INC                        COM              40414L109     9524   288600 SH       SOLE                   288600        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     1907   130143 SH       SOLE                   130143        0        0
MACERICH CO                    COM              554382101     9578   250000 SH       SOLE                   250000        0        0
MARRIOTT INTL INC NEW          CL A             571903202     2329    73900 SH       SOLE                    73900        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     4032   114700 SH       SOLE                   114700        0        0
PIEDMONT OFFICE REALTY TR IN   COM CL A         720190206     2160   108800 SH       SOLE                   108800        0        0
PUBLIC STORAGE                 COM              74460D109      727     7900 SH       SOLE                     7900        0        0
RETAIL OPPORTUNITY INVTS COR   COM              76131N101      769    76000 SH       SOLE                    76000        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     2433    29000 SH       SOLE                    29000        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     1693    36300 SH       SOLE                    36300        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101      213    19100 SH       SOLE                    19100        0        0
U STORE IT TR                  COM              91274F104     1440   200000 SH       SOLE                   200000        0        0
VORNADO RLTY TR                SH BEN INT       929042109     9478   125200 SH       SOLE                   125200        0        0
WELLS FARGO ST INVEST FUND G   COM              PF9980004      697   697432 SH       SOLE                   697432        0        0